Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 24 — RELATED PARTY TRANSACTIONS

(a) Names and relationship of related parties:

Existing relationship with the Company
Rich Fame International Limited

At 31 December 2025, it was owned as to 50%, 25% and 25% by Mr. Yee Kit Chan, one of the directors of the Company, Ms. Jingyu Hao (the spouse of Mr. Chan), and Ms. Hoi Huen Heidi Chan (the daughter of Mr. Chan), respectively.

At 31 December 2024, it was wholly owned by Ms. Jingyu Hao.

Top Star E-Commerce Logistics Limited	Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the directors of PSIHK, Mr. Kin Yin Alfred Kwong.
Profit Sail International Express (SZX) Company Limited	One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of Mr. Chan.

(b) Summary of balances with related parties:

		As of December 31,
Amounts due to related parties:	Notes	2024	2025
Profit Sail International Express (SZX) Company Limited	(1)	$3,056	$21,554
Rich Fame International Limited	(1)	104,231	45,000
Total		$107,287	$66,554

		As of December 31,
Amount due from a related party:	Notes	2024	2025
Profit Sail International Express (SZX) Company Limited	(2)	$—	$938,938
Total		$—	$938,938

Notes:

(1)	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.

(2)	Amount due from a related party represents the freight forwarding service fee paid on behalf of the related party by the Company. Management is in the opinion that such expense paid on behalf arrangement is solely for the purposes of the Company’s business development in the Chinese Mainland and it is in accordance with the applicable laws and regulations. Substantially all the amount has been subsequently settled in April 2026.

Amount due from a related party is presented net of allowance for expected credit losses:

	As of December 31,
	2024	2025
Amount due from a related party	$—	$939,370
Less: allowance for expected credit losses	—	(432)
Total	$—	$938,938

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2024	2025
Balance at beginning of the year	$(948)	$—
Reversal (Provision)	948	(432)
Total	$—	$(432)

(c) Summary of related party transactions:

A summary of trade transactions with related parties for years ended December 31, 2023, 2024 and 2025 are listed below:

	For the years ended December 31,
Services fee income from related parties:	2023	2024	2025
Profit Sail International Express (SZX) Company Limited	$346,705	$260,046	$963,344
Total	$346,705	$260,046	$963,344

The amounts for the years ended December 31, 2023, 2024 and 2025 represented services fee income from provision of logistics and freight handling services based on a mutually agreed price for each transaction.

	For the years ended December 31,
Freight charges and other handling charges charged by related parties:	2023	2024	2025
Profit Sail International Express (SZX) Company Limited	$706,432	$1,699,760	$694,798
Top Star E-Commerce Logistics Limited	4,316,065	492,052	—
Total	$5,022,497	$2,191,812	$694,798

The amounts for the years ended December 31, 2023, 2024 and 2025 represented charges paid for freight and other handling services based on a mutually agreed price for each transaction.

	For the years ended December 31,
Other income – management fee income from related parties:	2023	2024	2025
Profit Sail International Express (SZX) Company Limited	$25,961	$17,103	$14,272
Total	$25,961	$17,103	$14,272

The amounts for the years ended December 31, 2023, 2024 and 2025 represented services fee income from provision of management services based on the contractual terms of the related agreements. On April 15, 2019, the Company entered into several management fee agreements with Profit Sail International Express (SZX) Company Limited for the provision of management services including administrative, handling and office services, effective from May 1, 2019. The agreements shall remain valid until further notice by both parties. The annual management fee was based on the Company’s workload devoted to the related party.

	For the years ended December 31,
I.T. maintenance fee charged by a related party:	2023	2024	2025
Rich Fame International Limited	$359,090	$109,231	$—
Total	$359,090	$109,231	$—

The amounts for the years ended December 31, 2023, 2024 and 2025 represented charges paid for information technology services based on the contractual terms of the related agreement.

On January 1, 2020, the Company entered into an agreement with Rich Fame International Limited for the provision of information technology services including maintenance, consultancy and hosting services. The agreement was effective for a 12-month term from January 1, 2020 to December 31, 2020 and continuing thereafter on an annual or a half-year basis. The service decreased to Nil in 2025 because the Company hired internal I.T. staff for I.T. maintenance. The annual information technology services fee was equivalent to approximately $359,090, $109,231 and Nil for the years ended December 31, 2023, 2024 and 2025, respectively.